Schedule of Investments
September 30, 2021 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 35.2%

Communication Services - 4.4%
Activision Blizzard Inc	6,719	519,983
Alphabet Inc - Class C (2)	556	1,481,912
Alphabet Inc - Class A (2)	382	1,021,285
AMC Entertainment Holdings Inc (2)	734	27,936
AT&T Inc	26,959	728,163
DHI Group Inc (2)	1,245	5,926
Electronic Arts Inc	729	103,700
Entravision Communications Corp	219	1,555
Facebook Inc (2)	4,439	1,506,552
Fluent Inc (2)	689	1,564
Fox Corp	47	1,885
Gogo Inc (2)	67	1,159
Gray Television Inc	912	20,812
IDT Corp (2)	169	7,090
IMAX Corp (2)	68	1,291
Interpublic Group of Cos Inc/The	6,509	238,685
John Wiley & Sons Inc	98	5,117
Liberty TripAdvisor Holdings Inc (2)	988	3,053
Lions Gate Entertainment Corp (2)	717	10,174
Meredith Corp (2)	109	6,071
Netflix Inc (2)	619	377,800
News Corp	1,268	29,836
Pinterest Inc (2)	685	34,901
Roku Inc (2)	293	91,812
Sinclair Broadcast Group Inc	329	10,423
TEGNA Inc	551	10,866
Telephone and Data Systems Inc	718	14,001
Twitter Inc (2)	1,071	64,678
Verizon Communications Inc	12,298	664,215
Walt Disney Co/The	1,800	304,506
World Wrestling Entertainment Inc	313	17,609
Yelp Inc (2)	265	9,869
Ziff Davis Inc (2)	2,702	369,147

		7,693,576

Consumer Discretionary - 3.4%
Abercrombie & Fitch Co (2)	240	9,031
Adient PLC (2)	191	7,917
Amazon.com Inc (2)	508	1,668,800
American Axle & Manufacturing Holdings Inc (2)	489	4,308
American Eagle Outfitters Inc	333	8,591
Aptiv PLC (2)	71	10,577
Aramark	562	18,467
Bath & Body Works Inc	227	14,308
Bed Bath & Beyond Inc (2)	113	1,952

Best Buy Co Inc	4,111	434,574
Big 5 Sporting Goods Corp	31	714
Big Lots Inc	365	15,826
Biglari Holdings Inc (2)	2	344
Boyd Gaming Corp (2)	466	29,479
Brinker International Inc (2)	221	10,840
Buckle Inc/The	57	2,257
Caleres Inc	230	5,111
Capri Holdings Ltd (2)	547	26,480
Chico's FAS Inc (2)	66	296
Conn's Inc (2)	40	913
Crocs Inc (2)	921	132,145
Dana Inc	656	14,589
Darden Restaurants Inc	575	87,095
Dave & Buster's Entertainment Inc (2)	251	9,621
Del Taco Restaurants Inc	111	969
Designer Brands Inc (2)	129	1,797
Dick's Sporting Goods Inc	215	25,751
Dillard's Inc	13	2,243
Domino's Pizza Inc	88	41,972
eBay Inc	535	37,273
Ethan Allen Interiors Inc	10	237
Everi Holdings Inc (2)	354	8,560
Fiesta Restaurant Group Inc (2)	71	778
Foot Locker Inc	858	39,176
Ford Motor Co (2)	5,517	78,121
Fossil Group Inc (2)	92	1,090
Frank's International NV (2)	559	1,643
GameStop Corp (2)	94	16,494
Gap Inc/The	473	10,737
General Motors Co (2)	3,916	206,412
Genius Brands International Inc (2)	200	272
G-III Apparel Group Ltd (2)	107	3,028
Goodyear Tire & Rubber Co/The (2)	826	14,620
Greenlane Holdings Inc (2)	401	950
Group 1 Automotive Inc	42	7,891
Hibbett Inc	164	11,601
Home Depot Inc/The	2,054	674,246
Houghton Mifflin Harcourt Co (2)	264	3,546
International Game Technology PLC (2)	814	21,424
Kohl's Corp	545	25,664
Kontoor Brands Inc	63	3,147
Lands' End Inc (2)	155	3,649
Lear Corp	139	21,751
Lennar Corp	941	88,153
Liquidity Services Inc (2)	52	1,124
Lovesac Co/The (2)	24	1,586
Lululemon Athletica Inc (2)	4	1,619
Macy's Inc	600	13,560
MGM Resorts International	667	28,781
Modine Manufacturing Co (2)	301	3,410
Mohawk Industries Inc (2)	519	92,071
Nathan's Famous Inc	23	1,407
ODP Corp/The (2)	79	3,173
OneWater Marine Inc	476	19,140
Papa John's International Inc	84	10,667

Qurate Retail Inc	1,111	11,321
RCI Hospitality Holdings Inc	96	6,577
Red Robin Gourmet Burgers Inc (2)	311	7,172
Red Rock Resorts Inc (2)	488	24,995
Rent-A-Center Inc/TX	1,332	74,872
Scientific Games Corp (2)	348	28,908
Shoe Carnival Inc	76	2,464
Shutterstock Inc	69	7,819
Signet Jewelers Ltd	121	9,554
Smith & Wesson Brands Inc	408	8,470
Sonos Inc (2)	511	16,536
Starbucks Corp	3,310	365,126
Tapestry Inc	1,083	40,093
Target Corp	922	210,926
Tempur Sealy International Inc	135	6,265
Tenneco Inc (2)	696	9,932
Tesla Inc (2)	1,133	878,619
Texas Roadhouse Inc	396	36,167
Thor Industries Inc	743	91,211
Town Sports International Holdings Inc (2)	961	11
Tupperware Brands Corp (2)	91	1,922
Urban Outfitters Inc (2)	77	2,286
Vera Bradley Inc (2)	668	6,286
Vista Outdoor Inc (2)	7	282
Waitr Holdings Inc (2)	981	869
Winnebago Industries Inc	76	5,506
XPEL Inc (2)	68	5,158
Yum! Brands Inc	824	100,783

		6,004,098

Consumer Staples - 0.8%
Albertsons Cos Inc	1,765	54,944
Bunge Ltd	5,944	483,366
Celsius Holdings Inc (2)	4	360
Darling Ingredients Inc (2)	1,998	143,656
Hershey Co/The	2,880	487,440
Ingles Markets Inc	55	3,632
Kroger Co/The	240	9,703
Nu Skin Enterprises Inc	20	809
PepsiCo Inc	515	77,461
Performance Food Group Co (2)	35	1,626
Spectrum Brands Holdings Inc	116	11,098
Tyson Foods Inc	202	15,946
United Natural Foods Inc (2)	117	5,665
Walgreens Boots Alliance Inc	606	28,512
Walmart Inc	44	6,133

		1,330,351

Energy - 0.9%
Amplify Energy Corp (2)	400	2,128
Antero Resources Corp (2)	573	10,778
APA Corp	1,148	24,602
Ardmore Shipping Corp	241	1,000
Berry Corp	449	3,237

Bristow Group Inc (2)	35	1,114
Cactus Inc	16	604
Centennial Resource Development Inc/DE (2)	318	2,131
ChampionX Corp (2)	627	14,020
Cimarex Energy Co	72	6,278
ConocoPhillips	2,299	155,803
CONSOL Energy Inc (2)	163	4,241
Continental Resources Inc/OK	7	323
Delek US Holdings Inc	285	5,121
Devon Energy Corp	2,065	73,328
DHT Holdings Inc	613	4,003
Diamondback Energy Inc	345	32,661
Dorian LPG Ltd	248	3,078
Earthstone Energy Inc (2)	59	543
EOG Resources Inc	903	72,484
Exxon Mobil Corp	13,666	803,834
Goodrich Petroleum Corp (2)	21	497
Hallador Energy Co (2)	121	358
Hess Corp	346	27,026
Laredo Petroleum Inc (2)	60	4,864
Magnolia Oil & Gas Corp	354	6,298
Marathon Oil Corp	20	273
NextDecade Corp (2)	259	720
Nine Energy Service Inc (2)	829	1,517
Northern Oil and Gas Inc (2)	147	3,146
Occidental Petroleum Corp	2,582	76,376
Oceaneering International Inc (2)	114	1,518
Ovintiv Inc	821	26,994
PDC Energy Inc	120	5,687
Peabody Energy Corp (2)	316	4,674
Pioneer Natural Resources Co	283	47,122
Profire Energy Inc (2)	11	13
Range Resources Corp (2)	201	4,549
Schlumberger NV	3,006	89,098
Scorpio Tankers Inc	129	2,392
SM Energy Co	310	8,178
Southwestern Energy Co (2)	1,968	10,903
Talos Energy Inc (2)	339	4,668
Teekay Corp (2)	502	1,837
Transocean Ltd (2)	513	1,944
Uranium Energy Corp (2)	661	2,016
W&T Offshore Inc (2)	48	179
Westmoreland Coal Co (2)(8)	773	0
Whiting Petroleum Corp (2)	55	3,213

		1,557,371

Financials - 4.2%
Affiliated Managers Group Inc	298	45,025
Aflac Inc	2,128	110,933
Allstate Corp/The	253	32,209
Ally Financial Inc	1,957	99,905
American Financial Group Inc/OH	277	34,855
American International Group Inc	9,502	521,565
Ameris Bancorp	609	31,595
Arbor Realty Trust Inc	502	9,302

Athene Holding Ltd (2)	4,958	341,457
Bank of America Corp	7,231	306,956
Bank of New York Mellon Corp/The	1,958	101,503
Bank OZK	319	13,711
Berkshire Hathaway Inc (2)	4,269	1,165,181
BGC Partners Inc	222	1,157
Blackstone Inc	4,865	565,994
Brighthouse Financial Inc (2)	876	39,621
Capital One Financial Corp	1,026	166,181
Charles Schwab Corp/The	1,497	109,041
Chimera Investment Corp	3,973	58,999
Citigroup Inc	3,038	213,207
Citizens Financial Group Inc	1,369	64,316
Civista Bancshares Inc	133	3,090
Curo Group Holdings Corp	950	16,464
Customers Bancorp Inc (2)	108	4,646
East West Bancorp Inc	311	24,115
Elevate Credit Inc (2)	771	3,184
Ellington Financial Inc	2,732	49,968
Evercore Inc	681	91,029
Fidelity National Financial Inc	1,155	52,368
Fifth Third Bancorp	3,284	139,373
First American Financial Corp	1,751	117,405
First Financial Bankshares Inc	793	36,438
First Horizon Corp	3,991	65,013
FNB Corp/PA	1,259	14,630
Goldman Sachs Group Inc/The	26	9,829
Granite Point Mortgage Trust Inc	83	1,093
Great Western Bancorp Inc	56	1,833
Hancock Whitney Corp	113	5,325
Hartford Financial Services Group Inc/The	778	54,655
Hilltop Holdings Inc	718	23,457
Invesco Ltd	865	20,855
Janus Henderson Group PLC	481	19,880
JPMorgan Chase & Co	1,741	284,984
LendingClub Corp (2)	196	5,535
Medley Management Inc (2)(8)	27	0
Meta Financial Group Inc	206	10,811
MetLife Inc	891	55,001
Moelis & Co	554	34,276
Morgan Stanley	2,820	274,414
Mr Cooper Group Inc (2)	202	8,316
MSCI Inc	131	79,693
NewStar Financial Contingent Value Rights (2)(8)(10)	31	0
Northrim BanCorp Inc	388	16,494
OneMain Holdings Inc	180	9,959
Oppenheimer Holdings Inc	252	11,413
PacWest Bancorp	343	15,545
Piper Sandler Cos	274	37,938
PNC Financial Services Group Inc/The	580	113,471
Popular Inc	220	17,087
Prudential Financial Inc	58	6,102
Pzena Investment Management Inc	929	9,141
RBB Bancorp	83	2,092
Redwood Trust Inc	233	3,003
Regions Financial Corp	3,424	72,965

Sandy Spring Bancorp Inc	505	23,139
Siebert Financial Corp (2)	81	271
Signature Bank/New York NY	32	8,713
SLM Corp	1,450	25,520
StepStone Group Inc	300	12,792
Stewart Information Services Corp	1,873	118,486
StoneX Group Inc (2)	43	2,834
SVB Financial Group (2)	86	55,632
Synchrony Financial	9,962	486,943
Synovus Financial Corp	924	40,554
T Rowe Price Group Inc	307	60,387
Tiptree Inc	146	1,463
Truist Financial Corp	2,210	129,617
Umpqua Holdings Corp	1,841	37,280
US Bancorp	3,875	230,330
Valley National Bancorp	266	3,540
Virtus Investment Partners Inc	20	6,206
Walker & Dunlop Inc	239	27,127
Wells Fargo & Co	5,221	242,307
Western Alliance Bancorp	302	32,864
Wintrust Financial Corp	5	402
Zions Bancorp NA	173	10,707

		7,412,717

Healthcare - 6.5%
Abbott Laboratories	882	104,191
AbbVie Inc	6,667	719,169
Abeona Therapeutics Inc (2)	291	326
AcelRx Pharmaceuticals Inc (2)	67	68
Aclaris Therapeutics Inc (2)	151	2,718
ADMA Biologics Inc (2)	80	90
Affimed NV (2)	538	3,325
AgeX Therapeutics Inc (2)	108	102
Agilent Technologies Inc	1,739	273,945
Agios Pharmaceuticals Inc (2)	91	4,200
Alector Inc (2)	141	3,218
Align Technology Inc (2)	36	23,955
Alkermes PLC (2)	935	28,835
Allakos Inc (2)	10	1,059
Alnylam Pharmaceuticals Inc (2)	319	60,230
Amedisys Inc (2)	36	5,368
Amgen Inc	2,164	460,175
Amicus Therapeutics Inc (2)	143	1,366
Amneal Pharmaceuticals Inc (2)	960	5,126
Anavex Life Sciences Corp (2)	121	2,172
ANI Pharmaceuticals Inc (2)	32	1,050
Anthem Inc	67	24,978
Apellis Pharmaceuticals Inc (2)	144	4,746
Arbutus Biopharma Corp (2)	1,036	4,444
Arcutis Biotherapeutics Inc (2)	156	3,727
Arrowhead Pharmaceuticals Inc (2)	225	14,047
Asensus Surgical Inc (2)	268	496
Assertio Holdings Inc (2)	218	198
Avalo Therapeutics Inc (2)	929	2,025
Avid Bioservices Inc (2)	175	3,775

Baxter International Inc	641	51,556
Beam Therapeutics Inc (2)	121	10,528
Beyondspring Inc (2)	193	3,042
BioDelivery Sciences International Inc (2)	1,905	6,877
Biogen Inc (2)	1,838	520,136
Bio-Rad Laboratories Inc (2)	8	5,968
Bio-Techne Corp	100	48,457
Blueprint Medicines Corp (2)	128	13,160
Bridgebio Pharma Inc (2)	113	5,296
Bristol-Myers Squibb Co	10,321	610,694
Bruker Corp	245	19,135
Calyxt Inc (2)	211	711
Cardinal Health Inc	2,094	103,569
CareDx Inc (2)	305	19,328
CASI Pharmaceuticals Inc (2)	102	121
Cassava Sciences Inc (2)	60	3,725
Catalent Inc (2)	275	36,594
Catalyst Pharmaceuticals Inc (2)	1,537	8,146
cbdMD Inc (2)	26	54
Celcuity Inc (2)	6	108
Centogene NV (2)	308	3,391
Cerner Corp	2,469	174,114
Charles River Laboratories International Inc (2)	12	4,952
Chimerix Inc (2)	203	1,257
Community Health Systems Inc (2)	296	3,463
Computer Programs and Systems Inc (2)	83	2,943
Conformis Inc (2)	569	757
Cortexyme Inc (2)	45	4,125
Crinetics Pharmaceuticals Inc (2)	119	2,505
Cross Country Healthcare Inc (2)	3	64
CureVac NV (2)	6	328
CVS Health Corp	3,819	324,080
Danaher Corp	2,259	687,730
Denali Therapeutics Inc (2)	231	11,654
DENTSPLY SIRONA Inc	41	2,380
Dicerna Pharmaceuticals Inc (2)	244	4,919
Dynavax Technologies Corp (2)	306	5,878
Editas Medicine Inc (2)	173	7,107
Elanco Animal Health Inc Contingent Value Rights (2)(8)(10)	162	0
ElectroCore Inc (2)	30	34
Eli Lilly & Co	1,578	364,597
Eloxx Pharmaceuticals Inc (2)	1,525	2,486
Endo International PLC (2)	510	1,652
Enochian Biosciences Inc (2)	37	249
Evelo Biosciences Inc (2)	481	3,386
Exact Sciences Corp (2)	326	31,117
Exelixis Inc (2)	815	17,229
Fate Therapeutics Inc (2)	157	9,305
Galectin Therapeutics Inc (2)	237	920
Genprex Inc (2)	631	1,691
Geron Corp (2)	314	430
Gilead Sciences Inc	4,062	283,731
HCA Healthcare Inc	502	121,845
Horizon Therapeutics Plc (2)	1,699	186,108
ICU Medical Inc (2)	12	2,801

IDEXX Laboratories Inc (2)	21	13,060
IGM Biosciences Inc (2)	10	658
Illumina Inc (2)	147	59,625
Incyte Corp (2)	1,692	116,376
Inogen Inc (2)	104	4,481
Inotiv Inc (2)	122	3,567
Intellia Therapeutics Inc (2)	108	14,488
Johnson & Johnson	6,486	1,047,489
Jounce Therapeutics Inc (2)	209	1,553
Kezar Life Sciences Inc (2)	319	2,756
La Jolla Pharmaceutical Co (2)	292	1,165
Lexicon Pharmaceuticals Inc (2)	29	139
Ligand Pharmaceuticals Inc (2)	10	1,393
Mallinckrodt PLC (2)	30	6
MannKind Corp (2)	1,085	4,720
Marinus Pharmaceuticals Inc (2)	184	2,094
McKesson Corp	518	103,279
MEDNAX Inc (2)	109	3,099
Medtronic PLC	5,475	686,291
Merck & Co Inc	9,640	724,060
Mind Medicine MindMed Inc (2)	103	240
Mirati Therapeutics Inc (2)	127	22,468
Moderna Inc (2)	545	209,749
Myriad Genetics Inc (2)	219	7,072
Natera Inc (2)	191	21,285
Neurocrine Biosciences Inc (2)	25	2,398
Novavax Inc (2)	120	24,877
Ocugen Inc (2)	250	1,795
Oncocyte Corp (2)	240	854
Organon & Co	791	25,937
Pacific Biosciences of California Inc (2)	13	332
Palatin Technologies Inc (2)	1,854	821
PerkinElmer Inc	451	78,154
Perrigo Co PLC	1,684	79,704
Pfizer Inc	13,035	560,635
PolarityTE Inc (2)	252	163
Portage Biotech Inc (2)	79	1,605
Precigen Inc (2)	389	1,941
Prothena Corp PLC (2)	104	7,408
PTC Therapeutics Inc (2)	55	2,047
Puma Biotechnology Inc (2)	781	5,475
Quest Diagnostics Inc	74	10,753
Radius Health Inc (2)	102	1,266
Regeneron Pharmaceuticals Inc (2)	907	548,898
REGENXBIO Inc (2)	81	3,396
ResMed Inc	2	527
Rocket Pharmaceuticals Inc (2)	253	7,562
Sage Therapeutics Inc (2)	317	14,046
Seagen Inc (2)	288	48,902
Seres Therapeutics Inc (2)	164	1,141
Sesen Bio Inc (2)	981	778
Sorrento Therapeutics Inc (2)	748	5,707
SpringWorks Therapeutics Inc (2)	79	5,012
STAAR Surgical Co (2)	151	19,408
Stoke Therapeutics Inc (2)	83	2,112
Stryker Corp	461	121,575
Sutro Biopharma Inc (2)	243	4,590
Thermo Fisher Scientific Inc	964	550,762
Turning Point Therapeutics Inc (2)	21	1,395
Twist Bioscience Corp (2)	202	21,608

Tyme Technologies Inc (2)	244	251
Ultragenyx Pharmaceutical Inc (2)	161	14,521
United Therapeutics Corp (2)	372	68,664
UnitedHealth Group Inc	196	76,585
Vanda Pharmaceuticals Inc (2)	378	6,479
Veeva Systems Inc (2)	334	96,249
Vertex Pharmaceuticals Inc (2)	574	104,118
Viatris Inc	3,418	46,314
Voyager Therapeutics Inc (2)	8	21
WaVe Life Sciences Ltd (2)	88	431
Zentalis Pharmaceuticals Inc (2)	107	7,130
ZIOPHARM Oncology Inc (2)	379	690
Zoetis Inc	1,613	313,148

		11,444,855

Industrials - 2.4%
3M Co	2,205	386,801
ABM Industries Inc	486	21,875
Acuity Brands Inc	237	41,089
AGCO Corp	526	64,451
Altra Industrial Motion Corp	82	4,539
ArcBest Corp	163	13,329
Atkore Inc (2)	179	15,559
Atlas Air Worldwide Holdings Inc (2)	164	13,396
Avis Budget Group Inc (2)	124	14,447
Axon Enterprise Inc (2)	127	22,228
AZZ Inc	273	14,524
BlueLinx Holdings Inc (2)	35	1,711
Boise Cascade Co	1,103	59,540
Builders FirstSource Inc (2)	578	29,906
ChargePoint Holdings Inc (2)	102	2,039
Comfort Systems USA Inc	104	7,417
Covenant Logistics Group Inc (2)	260	7,189
CSX Corp	855	25,428
Donaldson Co Inc	849	48,741
Dover Corp	1,491	231,851
Eaton Corp PLC	207	30,907
EMCOR Group Inc	957	110,419
Emerson Electric Co	1,177	110,873
Encore Wire Corp	261	24,751
EnerSys	241	17,940
Expeditors International of Washington Inc	3,999	476,401
FedEx Corp	245	53,726
Genco Shipping & Trading Ltd	438	8,817
Generac Holdings Inc (2)	243	99,307
General Dynamics Corp	127	24,896
Graco Inc	927	64,862
GrafTech International Ltd	1,091	11,259
Herc Holdings Inc	208	34,000
Herman Miller Inc	232	8,737
Hertz Global Holdings Inc (2)	6	117
Hillenbrand Inc	343	14,629
Hubbell Inc	844	152,485
Huntington Ingalls Industries Inc	768	148,270
JB Hunt Transport Services Inc	151	25,250
Johnson Controls International plc	161	10,961
Karat Packaging Inc (2)	58	1,220
Manitowoc Co Inc/The (2)	487	10,432
ManpowerGroup Inc	1,191	128,961

Matson Inc	216	17,433
Matthews International Corp	266	9,228
Mesa Air Group Inc (2)	784	6,005
Miller Industries Inc/TN	443	15,080
Mueller Industries Inc	1,549	63,664
MYR Group Inc (2)	132	13,134
National Presto Industries Inc	60	4,925
NL Industries Inc	1	6
nVent Electric PLC	878	28,386
Old Dominion Freight Line Inc	217	62,058
Oshkosh Corp	318	32,554
Owens Corning	533	45,572
Plug Power Inc (2)	273	6,972
Primoris Services Corp	1,261	30,882
Quad/Graphics Inc (2)	950	4,038
Quanta Services Inc	4,170	474,629
Regal Rexnord Corp	704	105,839
Resideo Technologies Inc (2)	266	6,594
REV Group Inc	324	5,560
Rush Enterprises Inc	574	25,922
Ryder System Inc	1,006	83,206
Saia Inc (2)	23	5,475
Shyft Group Inc/The	308	11,707
SkyWest Inc (2)	543	26,792
Steelcase Inc	116	1,471
Terex Corp	678	28,544
Textainer Group Holdings Ltd (2)	331	11,555
Textron Inc	1,649	115,117
Titan International Inc (2)	190	1,360
Titan Machinery Inc (2)	108	2,798
Triton International Ltd	415	21,597
TrueBlue Inc (2)	85	2,302
Union Pacific Corp	284	55,667
United Parcel Service Inc	848	154,421
Valmont Industries Inc	277	65,128
Vectrus Inc (2)	159	7,995
Veritiv Corp (2)	23	2,060
WESCO International Inc (2)	189	21,795
Yellow Corp (2)	464	2,622

		4,175,373

Information Technology - 10.1%
3D Systems Corp (2)	139	3,832
Accenture PLC	279	89,258
ACI Worldwide Inc (2)	1,063	32,666
Adobe Inc (2)	1,341	772,041
ADTRAN Inc	338	6,341
Alliance Data Systems Corp	227	22,902
American Software Inc/GA	379	9,001
Amkor Technology Inc	495	12,350
Apple Inc	17,750	2,511,625
Applied Materials Inc	4,588	590,613
Arrow Electronics Inc (2)	1,165	130,818
Autodesk Inc (2)	540	153,992
Avid Technology Inc (2)	53	1,533
Avnet Inc	2,163	79,966
Bill.com Holdings Inc (2)	105	28,030
Box Inc (2)	910	21,540
Broadcom Inc	681	330,237
Cadence Design Systems Inc (2)	3,229	489,000

Calix Inc (2)	211	10,430
Cambium Networks Corp (2)	12	434
CDK Global Inc	3,877	164,966
CDW Corp/DE	408	74,264
ChannelAdvisor Corp (2)	729	18,393
Cisco Systems Inc/Delaware	9,766	531,563
Cloudflare Inc (2)	425	47,876
Cognizant Technology Solutions Corp	2,137	158,587
CommScope Holding Co Inc (2)	865	11,755
CommVault Systems Inc (2)	1,713	129,006
Concentrix Corp	150	26,550
Conduent Inc (2)	1,534	10,109
Corning Inc	3,038	110,857
Crowdstrike Holdings Inc (2)	253	62,182
Diebold Nixdorf Inc (2)	194	1,961
Dolby Laboratories Inc	2,396	210,848
DXC Technology Co (2)	796	26,754
Dynatrace Inc (2)	247	17,530
Ebix Inc	63	1,697
EPAM Systems Inc (2)	432	246,447
Extreme Networks Inc (2)	294	2,896
Fortinet Inc (2)	631	184,277
Hewlett Packard Enterprise Co	2,451	34,927
HP Inc	9,038	247,280
HubSpot Inc (2)	46	31,100
Intel Corp	9,480	505,094
International Business Machines Corp	4,592	637,967
Intuit Inc	1,176	634,464
Jabil Inc	2,695	157,307
Kimball Electronics Inc (2)	189	4,871
Kulicke & Soffa Industries Inc	267	15,561
Lam Research Corp	51	29,027
Manhattan Associates Inc (2)	655	100,235
Marathon Digital Holdings Inc (2)	193	6,095
McAfee Corp	2,361	52,202
Micron Technology Inc	1,550	110,019
Microsoft Corp	12,154	3,426,441
MicroVision Inc (2)	598	6,608
MoneyGram International Inc (2)	51	409
MongoDB Inc (2)	44	20,746
Monolithic Power Systems Inc	44	21,326
NCR Corp (2)	743	28,799
NortonLifeLock Inc	2,526	63,908
NVIDIA Corp	3,697	765,871
Okta Inc (2)	123	29,193
ON Semiconductor Corp (2)	168	7,689
Oracle Corp	4,789	417,266
Perficient Inc (2)	128	14,810
Plantronics Inc (2)	41	1,054
Priority Technology Holdings Inc (2)	198	1,323
Progress Software Corp	1,100	54,109
Qorvo Inc (2)	629	105,163
QUALCOMM Inc	4,736	610,849
Rimini Street Inc (2)	228	2,200
Riot Blockchain Inc (2)	276	7,093
salesforce.com Inc (2)	1,325	359,367
SecureWorks Corp (2)	216	4,294

SiTime Corp (2)	16	3,267
Smartsheet Inc (2)	62	4,267
Sonim Technologies Inc (2)	37	100
Sprout Social Inc (2)	68	8,293
SS&C Technologies Holdings Inc	5,836	405,018
StarTek Inc (2)	516	2,843
Stratasys Ltd (2)	319	6,865
Synopsys Inc (2)	887	265,577
Teradata Corp (2)	423	24,259
TESSCO Technologies Inc (2)	90	502
Texas Instruments Inc	2,370	455,538
Trade Desk Inc/The (2)	545	38,314
TTEC Holdings Inc	109	10,195
Viant Technology Inc (2)	756	9,238
Visa Inc	1,383	308,063
Workiva Inc (2)	8	1,128
Xperi Holding Corp	963	18,143
Zebra Technologies Corp (2)	229	118,031
Zscaler Inc (2)	11	2,884

		17,532,319

Materials - 0.7%
AdvanSix Inc	398	15,821
Alcoa Corp	166	8,124
Amyris Inc (2)	158	2,169
Avery Dennison Corp	1,008	208,868
Avient Corp	160	7,416
Celanese Corp	269	40,522
Chemours Co/The	728	21,156
Cleveland-Cliffs Inc (2)	567	11,232
Dow Inc	1,285	73,965
Element Solutions Inc	230	4,986
Flotek Industries Inc (2)	674	849
Freeport-McMoRan Inc	1,304	42,419
Hawkins Inc	172	5,999
Intrepid Potash Inc (2)	43	1,329
Koppers Holdings Inc (2)	453	14,161
Louisiana-Pacific Corp	833	51,121
LyondellBasell Industries NV	628	58,938
Mosaic Co/The	741	26,469
Newmont Corp	5,173	280,894
Nucor Corp	639	62,935
O-I Glass Inc (2)	281	4,010
Olin Corp	421	20,313
Rayonier Advanced Materials Inc (2)	286	2,145
Reliance Steel & Aluminum Co	997	141,993
Ryerson Holding Corp	34	757
Steel Dynamics Inc	434	25,380
SunCoke Energy Inc	111	697
Trinseo SA	208	11,228
Tronox Holdings PLC	353	8,701
United States Steel Corp	202	4,438

		1,159,035

Real Estate Investment Trust - 1.2%
Altisource Portfolio Solutions SA (2)	707	6,985
American Homes 4 Rent	1,581	60,268
American Tower Corp	654	173,578
Ashford Hospitality Trust Inc (2)	156	2,296
Camden Property Trust	223	32,886
CareTrust REIT Inc	956	19,426
CatchMark Timber Trust Inc	879	10,434
CBL & Associates Properties Inc (2)	1,741	320
CorEnergy Infrastructure Trust Inc	1,025	4,541
Corporate Office Properties Trust	1,500	40,470
CubeSmart	2,913	141,135
DiamondRock Hospitality Co (2)	170	1,607
EastGroup Properties Inc	946	157,632
Essential Properties Realty Trust Inc	100	2,792
Extra Space Storage Inc	1,502	252,321
Getty Realty Corp	739	21,660
Gladstone Commercial Corp	1,082	22,754
Healthcare Trust of America Inc	3,056	90,641
Invitation Homes Inc	371	14,220
Lamar Advertising Co	2,390	271,146
Life Storage Inc	45	5,163
Mid-America Apartment Communities Inc	173	32,308
National Health Investors Inc	372	19,902
National Storage Affiliates Trust	5,435	286,914
Omega Healthcare Investors Inc	341	10,216
PotlatchDeltic Corp	247	12,740
Public Storage	831	246,890
RAIT Financial Trust (2)(3)(8)	751	0
SL Green Realty Corp	422	29,894
Spirit MTA REIT Liquidating Trust (2)(8)(10)	1,024	0
Stratus Properties Inc (2)	106	3,429
Trinity Place Holdings Inc (2)	645	1,264
Universal Health Realty Income Trust	226	12,491
Ventas Inc	77	4,251
Weyerhaeuser Co	1,163	41,368

		2,033,942

Utilities - 0.6%
AES Corp/The	1,048	23,926
Duke Energy Corp	1,793	174,979
Evergy Inc	7,691	478,380
FirstEnergy Corp	4,611	164,243
MDU Resources Group Inc	2,810	83,373
Portland General Electric Co	1,243	58,409
UGI Corp	1,525	64,996

		1,048,306

Total Common Stocks (United States)	(Cost	$45,230,022)	61,391,943

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (9)		252	7,908

Total Preferred Stock (United States)	(Cost	$6,299)	7,908

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(8)		1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(8)		1	0
Extraction Oil & Gas, Inc. A Warrants, Expiration Date 1/20/2025 (2)(8)		6	0
Extraction Oil & Gas, Inc. B Warrants, Expiration Date 1/20/2026 (2)(8)		3	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		48	423
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		15	88
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(8)		3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		26	186
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		13	94

Total Warrants (United States)	(Cost	$941)	791

Registered Investment Companies - 22.8%

U.S. Fixed Income - 22.8%
Baird Core Plus Bond Fund - Class I		188,983	2,235,663
Dodge & Cox Income Fund		186,556	2,664,026
DoubleLine Total Return Bond Fund - Class I		292,104	3,067,090
Frost Total Return Bond Fund - Class I		345,457	3,565,115
Guggenheim Total Return Bond Fund - Class I		46,581	1,349,451
iShares 0-5 Year High Yield Corporate Bond ETF (11)		57,435	2,624,780
Lord Abbett High Yield Fund - Class I		404,925	3,077,429
PGIM Total Return Bond Fund - Class R6		117,968	1,334,216
Pioneer Bond Fund - Class K		260,572	2,629,172
Segall Bryant & Hamill Plus Bond Fund - Class I		286,199	3,113,848
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (11)		111,879	3,064,366
Vanguard Short-Term Bond ETF (11)		136,880	11,215,947

			39,941,103

Total Registered Investment Companies	(Cost	$38,853,086)	39,941,103

Money Market Registered Investment Companies - 15.8%

Meeder Institutional Prime Money Market Fund, 0.05% (5)		27,539,334	27,544,842
Morgan Stanley Government Institutional Fund, 0.03% (4)		9	9

Total Money Market Registered Investment Companies	(Cost	$27,538,023)	27,544,851

Bank Obligations - 0.1%

Metro City Bank Deposit Account, 0.10%, 10/1/2021 (6)		248,408	248,408

Total Bank Obligations	(Cost	$248,408)	248,408

U.S. Government Obligations - 24.8%

U.S. Treasury Bill, 0.03%, 12/30/2021		43,404,000	43,399,931

Total U.S. Government Obligations	(Cost	$43,400,465)	43,399,931

Total Investments - 98.7%	(Cost	$155,277,244)	172,534,935

Other Assets less Liabilities - 1.3%			2,293,851

Total Net Assets - 100.0%			174,828,786

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		411	5,692
Meeder Dynamic Allocation Fund - Retail Class		950	14,127
Meeder Muirfield Fund - Retail Class		1,473	13,625
Meeder Conservative Allocation Fund - Retail Class		132	3,227

Total Trustee Deferred Compensation	(Cost	$30,517)	36,671

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(10)	12/17/2021	(2,633,200)	53,326
Mini MSCI EAFE Index Futures	71	12/17/2021	8,047,850	(349,475)
Mini MSCI Emerging Markets Index Futures	22	12/17/2021	1,370,160	(48,972)
Russell 2000 Mini Index Futures	(6)	12/17/2021	(660,240)	15,031
Standard & Poors 500 Mini Futures	(19)	12/17/2021	(4,082,863)	90,607
				(239,483)
Total Futures Contracts	58		2,041,708	(478,966)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities

• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (12)
Level 1 - Quoted Prices	$128,886,596	$(478,966)
Level 2 - Other Significant Observable Inputs	43,648,339	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$172,534,935	$(478,966)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2021.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2021.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2021. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(9)	Preferred stock. Dividend rate unknown.

(10)	Expiration date unknown.

(11)	Exchange-traded fund.

(12)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.